Loans Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Loans Payable

11.    LOANS PAYABLE

Short-term Loans

On January 22, 2016, iQIYI entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which iQIYI is entitled to borrow an unsecured RMB denominated loan of RMB200 million (US$31 million) for one year with a fixed annual interest rate at 95% of the benchmark one-year lending rate published by the People’s Bank of China. The loan is intended for general working capital purposes. On January 29, 2016, iQIYI drew down RMB54 million (US$8 million) with a fixed interest rate of 4.13%. On February 26, 2016, iQIYI drew down an additional RMB21 million (US$3 million) with a fixed interest rate of 4.13%. On December 14, 2016, additional RMB26 million (US$4 million) was drawn down with a fixed interest rate of 4.13%. The loan was fully repaid when it became due.

On July 11, 2016, the Company entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB200 million (US$31 million) for one year with a fixed annual interest rate at benchmark one-year lending rate published by the People’s Bank of China. This facility is reserved for the consumer credit business exclusively. On July 19, 2016, the Company drew down RMB50 million (US$8 million) with a fixed interest rate of 4.35%. On August 8, 2016, an additional RMB80 million (US$12 million) was drawn down with a fixed interest rate of 4.35%. The loan was fully repaid when it became due.

On July 11, 2016, the Company entered into a banking facility agreement with China Citic Bank (Chongqing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB150 million (US$23 million) for one year with an interest rate based on the Loan Prime Rate (“LPR”) plus 48.50 basis points. This facility is reserved for the consumer credit business exclusively. On September 23, 2016, the Company drew down RMB150 million (US$23 million) with an interest rate of 4.78% under the facility commitment. The loan was fully repaid when it became due.

On August 12, 2016, the Company entered into a banking facility agreement with China Citic Bank (Chongqing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB150 million (US$23 million) for one year with an interest rate based on LPR plus 26.75 basis points. This facility is reserved for the consumer credit business. On August 16, 2016, the Company drew down RMB150 million (US$23 million) with an interest rate of 4.56% under the facility commitment. The loan was fully repaid when it became due.

On November 17, 2016, the Company entered into a loan agreement with International Finance Corporation, pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB500 million (US$77 million) with a term of one year, and to be used for the consumer credit business exclusively. On December 9, 2016, the Company drew down RMB500 million (US$77 million) with a fixed interest rate of 4.92%. The loan was extended to December 8, 2018 with an interest rate of 6.04% via a renewed contract signed by both parties when the original loan became due.

On November 24, 2016, the Company entered into a loan agreement with China Merchants Bank (Shanghai Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB100 million (US$15 million) with a term of one year. Pursuant to the agreement the loan shall be used by the Company for the consumer credit business exclusively. On December 19, 2016, the Company drew down RMB85 million (US$13 million) with a fixed interest rate of 4.18%. On January 24, 2017, an additional RMB15 million (US$2 million) was drawn down with a fixed interest rate of 4.18%.The first loan withdrawal made on December 19, 2016 was fully repaid when it became due.

On June 12, 2017, iQIYI entered into a banking facility agreement with China Minsheng Bank (Beijing Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB300 million (US$46 million) for one year with fixed interest rate. The loan is intended for general working capital purposes. On November 17, 2017, iQIYI drew down RMB132 million (US$20 million) with an interest rate of 4.78%. On November 30, 2017, iQIYI drew down RMB62 million (US$10 million) with an interest rate of 5.00%.

On August 15, 2017, iQIYI entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB200 million (US$31 million) for one year with an interest rate based on LPR plus surcharges. The loan is intended for general working capital purposes. On September 30, 2017, iQIYI drew down RMB106 million (US$16 million) with an effective interest rate of 4.11%.

On August 21, 2017, the Company entered into a banking facility agreement with China Merchants Bank (Beijing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB300 million (US$46 million) for one year with an annual interest rate at 116% of benchmark one-year lending rate published by the People’s Bank of China. This facility is reserved for consumer credit business purposes. On September 30, 2017, the Company drew down RMB130 million (US$20 million) with an interest rate of 5.05%.

On September 29, 2017, the Company entered into a banking facility agreement with China Citic Bank (Chongqing Branch), pursuant to which the Company is entitled to borrow an unsecured RMB denominated loan of RMB300 million (US$46 million) for one year with an annual interest rate at 115% of benchmark one-year lending rate published by the People’s Bank of China. This facility is reserved for consumer credit business. On September 29, 2017, the Company drew down RMB300 million (US$46 million) with an interest rate of 5.00% under the facility commitment.

Long-term Loans

On December 9, 2014, the Company entered into two loan agreements with Bank of China (Los Angeles Branch), pursuant to which the Company borrowed two unsecured US$ denominated loans of RMB976 million (US$150 million) with a term of two years and RMB976 million (US$150 million) with a term of three years. Both loans are intended for the general working capital of the Company and have a floating interest rate. In connection with the loan agreements, the Company entered into two interest swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.31% and 2.45%, respectively, during the respective term of the loans. The loans were fully repaid when they became due.

On July 17, 2015, the Company entered into a loan agreement with Sumitomo Mitsui Banking Corporation, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB976 million (US$150 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On August 10, 2015, the Company drew down RMB976 million (US$150 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into an interest rate swap agreement, pursuant to which the loan will be settled with a fixed annual interest rate of 1.41% during the term of the loan. The loan was fully repaid when it became due.

On August 25, 2015, the Company entered into a loan agreement with The Hong Kong and Shanghai Banking Corporation Limited, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB1.3 billion (US$200 million) with a fixed annual interest rate of 1.42%. The loan is intended for the general working capital of the Company. On August 28, 2015, the Company drew down RMB1.3 billion (US$200 million) with a term of two years under the facility commitment. The loan was fully repaid when it became due.

On June 8, 2016, the Company entered into a five-year term and revolving facility agreement with a group of 21 arrangers, pursuant to which the Company is entitled to borrow an unsecured US$ denominated floating rate loan of RMB6.5 billion (US$1.0 billion) with a term of five years and to borrow an unsecured US$ denominated revolving loan of RMB6.5 billion (US$1.0 billion) for five years. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. On June 22, 2016, the Company drew down two tranches of RMB1.6 billion (US$250 million) under the facility commitment. On November 25, 2016, the Company drew down an additional RMB1.6 billion (US$250 million) under the facility commitment. On November 26, 2016, an additional RMB1.6 billion (US$250 million) was drawn down under the facility commitment. In connection with the facility agreements, the Company entered into four interest rate swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans.

On April 10, 2017, iQIYI entered into a three-year loan agreement with Bank of China (Shanghai Branch), pursuant to which the Company is entitled to borrow a secured RMB denominated loan of RMB299 million (US$46 million) with an annual interest rate at 94% of benchmark three-year lending rate published by the People’s Bank of China. The loan is intended for the general working capital of the Company. On April 11, 2017, iQIYI drew down RMB299 million (US$46 million) with an interest rate of 4.47%, pursuant to the agreements, the principal shall be repaid by installments from September 21, 2017 to April 10, 2020. RMB5 million (US$1 million) was repaid when it became due. The amount repayable within twelve months was classified as “Long-term loans, current portion”.

The interest rate swap agreements met the definition of a derivative in accordance with ASC 815. The derivatives related to the interest rate swap agreements are accounted at fair value and included in “Other non-current assets” on consolidated balance sheets.